14. Investment Properties	12 Months Ended
Dec. 31, 2018
Investment Properties
Investment Properties

Note 14 — Investment Properties

Investment properties were valued on December 31, 2018, 2017 and 2016 using the discounted cash flow (DCF) method by an independent qualified professional valuation expert. The methods and assumptions adopted for the real estate appraisals carried out by the expert in determining the fair value of the investment property are in accordance with IAS 40, Investment Property.

The Group currently has no obligations to purchase, construct new investment properties or develop the existing investment properties.

Investment properties valuation at December 31, 2018, 2017 and 2016 are shown in the table below:

Cost or valuation	Investment Properties
Balance at January 1, 2016	$37,407,083
Additions	–
Disposals	–
Revaluation adjustment	(563,477)
Currency exchange rate adjustment	(1,057,553)
Balance at December 31, 2016	$35,786,053
Additions	–
Disposals	(5,893,888
Revaluation adjustment	(858,371)
Currency exchange rate adjustment	4,796,108
Balance at December 31, 2017	$33,829,902
Additions	–
Disposals	(2,484,462)
Revaluation adjustment	(98,522)
Currency exchange rate adjustment	(1,445,287)
Balance at December 31, 2018	$29,801,631

Details of the investment properties is as follows:

Location, address	2018 Fair Value, Level 3	2017 Fair Value, Level 3	2016 Fair Value, Level 3
Milano, Corso Europa 22	$–	$–	$5,339,312
Buccinasco, Via Lucania 2-4-6	18,077,566	18,982,736	16,492,776
Buccinasco, Via Privata Mulino 24	1,065,408	1,130,068	981,336
Buccinasco, Via Lazio 95	1,558,015	3,907,149	3,703,752
Buccinasco, Via Bruno Buozzi 22	–	180,330	849,436
Buccinasco, Via Emilia 30	170,694	180,330	162,501
Rozzano, Milanofiori, Building A5	2,577,599	2,789,103	2,437,512
Rozzano, Milanofiori, Building N1	3,688,831	3,847,039	3,397,744
Rozzano, Milanofiori, Building Q5	1,082,591	1,154,112	1,018,268
Rozzano, Milanofiori, Building Q7	1,580,927	1,659,035	1,403,416
Total	$29,801,631	$33,829,902	$35,786,053

At December 31, 2018, 2017 and 2016, all investment properties are in the commercial rental category.

The overall reduction of the portfolio’s fair value from 2017 to 2018 mainly reflects the 4.71% decrease in the 2018 year-end Euro currency exchange rate, compared to the US Dollar from the prior year. The significant decrease in the 2018 fair value of the total commercial rental properties from 2017 is primarily due to the sale of a portion of via Lazio property (approximately 52%) and via Buozzi property (full 100%) during 2018. The Euro currency exchange rate from 2016 to 2017 reflected an increase of 13.93%. The significant decrease in the 2017 fair value of the total commercial rental properties from 2016 was primarily due to (1) the sale of Nova in November 2017 (Nova’s sole asset consisted of the property located at Corso Europa 22, Milan, Italy) and (2) the adjustment to the fair value to the property on Via Buozzi 22 as a result of the Company entering into a contract subsequent to year end offering an unrelated party to purchase the property in February 2018. This contract was executed and closed on December 20, 2018.

The portfolio of properties has low vacancy rates. The properties have an average lease expiration of approximately 4 years. The properties comprising the portfolio are commercial real estate assets.

During 2015, the economic recession in Italy continued to affect the real estate industry causing a general delay in rental payments and sometimes an early termination of outstanding leasing agreements. During 2017 and 2016, the general economy in Italy improved, compared to 2015. However, during 2018, the economic growth has slowed down. There was an increase in number of sales, but the prices have recorded a slight downward correction. However, the real estate scenario is still considered stable, and overall remains positively oriented, even if the expansion trend in prices is expected to remain subdued.

Under the DCF method, a property’s fair value is estimated using explicit assumptions regarding the benefits and liabilities of ownership over the asset’s life including an exit or terminal value. As an accepted method within the income approach to valuation, the DCF method involves the projection of a series of cash flows on real property interest. To this projected cash flow series, an appropriate, market-derived discount rate is applied to establish the present value of the cash inflows associated with the real property.

The duration of the cash flow and the specific timing of inflows and outflows are determined by events such as rent reviews, lease renewal and related lease up periods, re-letting, redevelopment, or refurbishment. The appropriate duration is typically driven by market behavior that is a characteristic of the class of real property.

In the case of investment properties, periodic cash flow is typically estimated as gross income less vacancy, non-recoverable expenses, collection losses, lease incentives, maintenance cost, extraordinary maintenance cost, agent and commission costs and other operating and management expenses. The series of periodic net cash inflows, along with an estimate of the terminal value anticipated at the end of the projection period, is then discounted.

In regards to the commercial rental properties in the town of Assago, Buccinasco and Rozzano, the market data of the outskirt area of Milan was used as a basis of comparison. For the commercial rental property at Corso Europa 22 in Milan, it is considered to be in the top range category due to the location of the property and the current rental agreements in place. The Corso Europa 22 property has been sold as part of the subsidiary Nova in November 2017, hence no longer in the Company’s portfolio as of December 31, 2017 and 2018.

The Group has set up a policy of engaging an independent qualified professional valuation expert to value the investment properties on an annual basis at the end of each year. Selection criteria include market knowledge, reputation, independence and whether professional standards are maintained. The valuation performed by the independent qualified professional valuation expert is reviewed by the Group’s Interim CEO, Interim CFO, and certain members of the Board of Directors.

The summary of the unobservable inputs used for the year ended December 31, 2018 are as follows:

Property	Fair Value	Valuation technique	Key unobservable inputs	Inputs used
Buccinasco, Via Lucania 2-4-6	18,077,566	DCF	ERV	$ 92 per sq meter
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	8.60%
			Cap rate	7.45%

Buccinasco, Via Privata Mulino 24	1,065,408	DCF	ERV	$ 203 per sq meter
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	7.40%
			Cap rate	6.90%

Buccinasco, Via Lazio 95	1,558,015	DCF	ERV	$ 76 per sq meter
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	8.70%
			Cap rate	7.45%

Buccinasco, Via Emilia 30	170,694	DCF	ERV	$ 64 per sq meter, $ 458 per parking space
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	8.80%
			Cap rate	7.45%

Rozzano, Milanofiori, Building A5	2,577,599	DCF	ERV	$ 145 per sq meter – offices, $158 per sq. meter – commercial area, $46 per sq. meter – cellars, $1,031 per parking space
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	6.90%
			Cap rate	5.60%

Rozzano, Milanofiori, Building N1	3,688,831	DCF	ERV	$ 145 per sq meter
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	6.90%
			Cap rate	5.60%

Rozzano, Milanofiori, Building Q5	1,082,591	DCF	ERV	$ 145 per sq meter, $ 1,031 per parking space
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	6.90%
			Cap rate	5.60%

Rozzano, Milanofiori, Building Q7	1,580,927	DCF	ERV	$ 145 per sq meter, $ 1,306 per parking space
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	6.90%
			Cap rate	5.60%

Total	$29,801,631

The summary of the unobservable inputs used for the year ended December 31, 2017 are as follows:

Property	Fair Value	Valuation technique	Key unobservable inputs	Inputs used
Buccinasco, Via Lucania 2-4-6	$18,982,736	DCF	ERV	$96 per sq. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	8.50%
			Cap rate	7.5%

Buccinasco, Via Privata Mulino 24	1,130,068	DCF	ERV	$213 per sq. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	7.30%
			Cap rate	6.9%

Buccinasco, Via Lazio 95	3,907,149	DCF	ERV	$82 per sq. meter – warehouse $117 per sq meter – office
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	8.60%
			Cap rate	7.5%

Buccinasco, Via Bruno Buozzi 22	180,330	DCF	ERV	$117 per sq. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Buccinasco, Via Emilia 30	180,330	DCF	ERV	$69 per sq. meter, $481 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	8.70%
			Cap rate	7.6%

Rozzano, Milanofiori, Building A5	2,789,103	DCF	ERV	$153 per sq. meter – offices, $166 per sq. meter commercial area $48 per sq. meter – cellars, $1,082 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Rozzano, Milanofiori, Building N1	3,847,039	DCF	ERV	$84 - $153 per s. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q5	1,154,112	DCF	ERV	$153 per sq. meter, $1,082 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q7	1,659,035	DCF	ERV	$153 per sq. meter, $1,082 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Total	$33,829,902

The summary of the unobservable inputs used for the year ended December 31, 2016 are as follows:

Property	Fair Value	Valuation technique	Key unobservable inputs	Inputs used
Milano, Corso Europa 22	$5,339,312	DCF	ERV	$475 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	4.96%
			Cap rate	4.3%

Buccinasco, Via Lucania 2-4-6	16,492,776	DCF	ERV	$88 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	8.56%
			Cap rate	7.5%

Buccinasco, Via Privata Mulino 24	981,336	DCF	ERV	$185 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	7.36%
			Cap rate	6.9%

Buccinasco, Via Lazio 95	3,703,752	DCF	ERV	$73 - $103 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	8.66%
			Cap rate	7.5%

Buccinasco, Via Bruno Buozzi 22	849,436	DCF	ERV	$103 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%
Buccinasco, Via Emilia 30	162,501	DCF	ERV	$61 per sq. meter, $422 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	8.76%
			Cap rate	7.6%

Rozzano, Milanofiori, Building A5	2,437,512	DCF	ERV	$135 per sq. meter, $950 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building N1	3,397,744	DCF	ERV	$74 - $135 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q5	1,018,268	DCF	ERV	$135 per sq. meter, $950 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q7	1,403,416	DCF	ERV	$135 per sq. meter, $950 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Total	$35,786,053

Descriptions and definitions

Estimated rental value (ERV)

The rent at which space could be leased in the market conditions prevailing at the date of valuation or the actual rental income of the property, whichever is higher.

Rental growth p.a. (per annum)

The estimated average increase in rent based on both market estimations and contractual indexations.

Discount rate

Rate used to discount the net cash flows generated from rental activities during the period of analysis (estimated up to 10 years).

Gross capitalization rate (Cap rate)

Rate used to estimate the value that the property will be sold at the end of the rental period by capitalizing the final year’s gross income at an appropriate market gross capitalization rate based on the ERV of the property.

Sensitivity analysis to significant changes in unobservable inputs within Level 3 of the hierarchy

The significant unobservable inputs used in the fair value measurement categorized within Level 3 of the fair value hierarchy of the entity’s portfolios of investment property are:

•	Estimated rental value (ERV)
•	Rental growth p.a.
•	Discount rate
•	Gross capitalization rate

Significant increases (decreases) in the ERV and rental growth p.a. in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate and gross capitalization rate in isolation would result in a significantly lower (higher) fair value measurement.

Generally, a change in the assumption made for the ERV is accompanied by a similar change in the rent growth p.a., discount rate, and gross capitalization rate.